Investments (Tables)	12 Months Ended
Mar. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
The Company’s investments in equity method investees interest were as follows:

Percent of
ownership of equity
shares
Tachyon Technology Private Limited (Impaired in fiscal 2011)	26%
Imere Technology Private Limited (up to October 8, 2012)	44%
Bigslick Infotech Private Limited (Impaired in fiscal 2010)	37%

Equity Method Investments For Financial Information [Table Text Block]
The following table presents financial information for equity method investees:

	For years ended March 31,
	2013#	2014	2015
	US$	US$	US$
Revenues	320,005	—	—
Total costs	72,910	—	—
Profit (loss) from operations	247,095	—	—
Earnings (loss) attributable to Rediff*	84,310	—	—

#	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.